Note 13 - Stockholders' Equity (Deficit) - Summary of Stock Option Activity (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Outstanding, number of options (in shares)	30,782	31,563	3,438
Outstanding, weighted average exercise price (in dollars per share)	$ 20.80	$ 20.80	$ 43.20
Outstanding, weighted average life (Year)	9 years 54 days	8 years 87 days	9 years 87 days	9 years 83 days
Outstanding, intrinsic value of options
Granted, number of options (in shares)	67,188		28,125
Granted, weighted average exercise price (in dollars per share)	$ 9.60		$ 17.60
Granted, weighted average life (Year)	10 years		10 years
Granted, intrinsic value of options (in dollars per share)
Exercised, number of options (in shares)
Exercised, weighted average exercise price (in dollars per share)
Exercised, intrinsic value of options
Expired/Cancelled, number of options (in shares)		(781)
Expired/Cancelled, weighted average exercise price (in dollars per share)		$ 17.60
Expired/Cancelled, weighted average life (Year)		8 years 175 days
Expired/Cancelled, intrinsic value of options (in dollars per share)
Outstanding, number of options (in shares)	97,969	30,782	31,563	3,438
Outstanding, weighted average exercise price (in dollars per share)	$ 12.80	$ 20.80	$ 20.80	$ 43.20
Exercisable, number of options (in shares)	24,141	19,714
Exercisable, weighted average exercise price (in dollars per share)	$ 20.80	$ 22.40
Exercisable, weighted average life (Year)	7 years 65 days	7 years 317 days
Exercisable, intrinsic value of options